American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2021

Equity Income - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 81.7%
Aerospace and Defense — 1.9%
Raytheon Technologies Corp.	2,699,227	232,295,476
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	172,064	36,880,198
Auto Components — 0.4%
Bridgestone Corp.	997,900	42,842,492
Automobiles — 0.4%
Toyota Motor Corp.	2,499,500	46,197,222
Banks — 3.2%
Commerce Bancshares, Inc.	583,247	40,092,399
JPMorgan Chase & Co.	1,299,900	205,839,165
PNC Financial Services Group, Inc. (The)	392,223	78,648,556
U.S. Bancorp	999,900	56,164,383
		380,744,503
Beverages — 2.1%
PepsiCo, Inc.	1,448,693	251,652,461
Capital Markets — 3.8%
Ameriprise Financial, Inc.	324,199	97,797,870
Bank of New York Mellon Corp. (The)	2,999,208	174,194,001
BlackRock, Inc.	29,975	27,443,911
Northern Trust Corp.	1,096,232	131,120,309
T. Rowe Price Group, Inc.	145,887	28,687,220
		459,243,311
Chemicals — 3.4%
Akzo Nobel NV	999,910	109,854,995
Linde plc	862,431	298,771,971
		408,626,966
Commercial Services and Supplies — 0.9%
Republic Services, Inc.	792,375	110,496,694
Communications Equipment — 2.5%
Cisco Systems, Inc.	4,798,077	304,054,139
Containers and Packaging — 1.2%
Amcor plc	3,999,700	48,036,397
Packaging Corp. of America	699,221	95,198,939
		143,235,336
Diversified Telecommunication Services — 2.9%
Deutsche Telekom AG	1,999,800	36,951,276
Verizon Communications, Inc.	5,999,155	311,716,094
		348,667,370
Electric Utilities — 1.9%
Duke Energy Corp.	998,459	104,738,349
Evergy, Inc.	399,503	27,409,901
Eversource Energy	998,495	90,843,075
		222,991,325
Electrical Equipment — 3.7%
Emerson Electric Co.	2,991,090	278,081,637
Hubbell, Inc.	798,635	166,331,712
		444,413,349

Electronic Equipment, Instruments and Components — 0.9%
Corning, Inc.	2,998,521	111,634,937
Energy Equipment and Services — 0.2%
Baker Hughes Co.	999,992	24,059,808
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	49,679	14,531,107
Equinix, Inc.	18,956	16,033,743
Welltower, Inc.	527,835	45,272,408
		75,837,258
Food and Staples Retailing — 3.3%
Koninklijke Ahold Delhaize NV	2,999,509	102,932,161
Walmart, Inc.	1,990,095	287,946,845
		390,879,006
Food Products — 3.9%
Hershey Co. (The)	599,163	115,920,066
Mondelez International, Inc., Class A	2,538,596	168,334,301
Nestle SA	1,365,136	190,596,586
		474,850,953
Gas Utilities — 5.0%
Atmos Energy Corp.	1,845,502	193,353,245
ONE Gas, Inc.(1)	3,099,828	240,515,654
Spire, Inc.	2,499,896	163,043,217
		596,912,116
Health Care Equipment and Supplies — 4.8%
Becton Dickinson and Co.	440,122	110,681,880
Medtronic plc	4,496,404	465,152,994
		575,834,874
Health Care Providers and Services — 1.4%
Cardinal Health, Inc.	898,200	46,248,318
Cigna Corp.	49,979	11,476,678
Quest Diagnostics, Inc.	245,217	42,424,993
UnitedHealth Group, Inc.	132,600	66,583,764
		166,733,753
Health Care Technology — 1.9%
Cerner Corp.	2,497,153	231,910,599
Household Products — 2.9%
Colgate-Palmolive Co.	2,787,635	237,896,771
Procter & Gamble Co. (The)	699,820	114,476,556
		352,373,327
Insurance — 5.8%
Aflac, Inc.	1,299,148	75,857,252
Allstate Corp. (The)	299,607	35,248,763
Chubb Ltd.	899,482	173,878,865
Hartford Financial Services Group, Inc. (The)	883,065	60,966,808
Marsh & McLennan Cos., Inc.	1,858,041	322,964,687
MetLife, Inc.	498,700	31,163,763
		700,080,138
IT Services — 1.8%
Automatic Data Processing, Inc.	879,005	216,745,053
Machinery — 0.1%
PACCAR, Inc.	199,638	17,620,050
Media — 0.1%
Comcast Corp., Class A	299,800	15,088,934
Oil, Gas and Consumable Fuels — 5.1%
Chevron Corp.	1,999,683	234,662,800

Enterprise Products Partners LP	8,999,756	197,634,642
Exxon Mobil Corp.	999,600	61,165,524
TotalEnergies SE(2)	2,297,017	116,918,643
		610,381,609
Personal Products — 1.8%
Unilever plc	3,999,114	214,377,404
Pharmaceuticals — 7.6%
Johnson & Johnson	3,343,439	571,962,110
Merck & Co., Inc.	498,300	38,189,712
Roche Holding AG	719,262	298,393,845
		908,545,667
Road and Rail — 1.4%
Norfolk Southern Corp.	553,419	164,758,370
Semiconductors and Semiconductor Equipment — 1.4%
Texas Instruments, Inc.	872,913	164,517,913
Software — 2.4%
Microsoft Corp.	689,306	231,827,394
Oracle Corp. (New York)	695,145	60,623,595
		292,450,989
Thrifts and Mortgage Finance — 0.7%
Capitol Federal Financial, Inc.(1)	7,914,186	89,667,727
TOTAL COMMON STOCKS (Cost $6,897,613,317)		9,827,601,327
PREFERRED STOCKS — 9.3%
Banks — 6.2%
Bank of America Corp., 4.30%	29,992,000	30,366,900
Bank of America Corp., 5.875%	102,202,000	113,827,477
Citigroup, Inc., 5.95%	68,062,000	70,274,015
JPMorgan Chase & Co., 3.60%	82,210,000	82,621,629
JPMorgan Chase & Co., 4.60%	89,013,000	91,460,858
JPMorgan Chase & Co., 5.00%	161,224,000	165,758,425
U.S. Bancorp, 5.30%	137,380,000	148,764,681
Wells Fargo & Co., 3.90%	39,511,000	40,622,248
		743,696,233
Capital Markets — 1.3%
Bank of New York Mellon Corp. (The), 4.70%	9,871,000	10,554,567
Charles Schwab Corp. (The), 5.00%(2)	6,681,000	6,938,780
Charles Schwab Corp. (The), 5.375%	34,310,000	37,483,675
Charles Schwab Corp. (The), Series I, 4.00%	99,959,000	102,083,129
		157,060,151
Electric Utilities — 0.9%
Duke Energy Corp., 4.875%	102,852,000	106,966,080
Insurance — 0.3%
Progressive Corp. (The), 5.375%	40,146,000	41,149,650
Multi-Utilities — 0.6%
Dominion Energy, Inc., 4.65%	69,238,000	72,353,710
TOTAL PREFERRED STOCKS (Cost $1,082,106,666)		1,121,225,824
CONVERTIBLE BONDS — 3.3%
Airlines — 0.1%
Southwest Airlines Co., 1.25%, 5/1/25	9,942,000	13,289,969
Construction Materials — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Martin Marietta Materials, Inc.), 3.43%, 2/2/22(3)(4)	49,900	18,894,136
Diversified Financial Services — 1.3%
Credit Suisse AG, (convertible into Berkshire Hathaway, Inc., Class B), 1.15%, 6/28/22(3)(4)	119,800	34,521,568

JPMorgan Chase Bank N.A., (convertible into Berkshire Hathaway, Inc., Class B), 0.21%, 5/24/22(3)(4)	92,900	26,360,421
Merrill Lynch International & Co. CV, (convertible into Berkshire Hathaway, Inc., Class B), 1.30%, 1/24/22(3)(4)	129,900	35,944,629
Merrill Lynch International & Co. CV, (convertible into Berkshire Hathaway, Inc., Class B), 4.25%, 3/24/22(3)(4)	129,900	35,856,297
Royal Bank of Canada, (convertible into Berkshire Hathaway, Inc., Class B), 0.52%, 6/1/22(3)(4)	79,800	22,885,842
		155,568,757
Electrical Equipment — 0.2%
Royal Bank of Canada, (convertible into Emerson Electric Co.), 3.51%, 4/19/22(3)(4)	275,000	25,773,000
Hotels, Restaurants and Leisure — 0.6%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26(3)	73,969,000	71,241,393
Semiconductors and Semiconductor Equipment — 0.9%
Microchip Technology, Inc., 0.125%, 11/15/24(2)	86,993,000	108,088,802
TOTAL CONVERTIBLE BONDS (Cost $374,965,088)		392,856,057
CONVERTIBLE PREFERRED STOCKS — 1.7%
Banks — 0.5%
Bank of America Corp., 7.25%	42,900	62,158,668
Health Care Equipment and Supplies — 1.2%
Becton Dickinson and Co., 6.00%, 6/1/23(2)	2,752,828	145,211,677
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $203,717,068)		207,370,345
EXCHANGE-TRADED FUNDS — 1.2%
iShares Russell 1000 Value ETF (Cost $125,759,791)	862,348	144,814,100
CORPORATE BONDS — 0.2%
Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79 (Cost $19,805,892)	19,778,000	22,428,759
TEMPORARY CASH INVESTMENTS — 2.5%
Federal Farm Credit Discount Notes, 0.00%, 1/3/22(5)	37,500,000	37,500,000
Federal Home Loan Bank Discount Notes, 0.00%, 1/3/22(5)	50,000,000	50,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $41,798,452), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $40,969,798)		40,969,764
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.25%, 2/15/41 - 5/15/41, valued at $139,367,768), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $136,635,114)		136,635,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,453,812	35,453,812
TOTAL TEMPORARY CASH INVESTMENTS (Cost $300,558,576)		300,558,576
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(6) — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $106,690,684)	106,690,684	106,690,684
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $9,111,217,082)		12,123,545,672
OTHER ASSETS AND LIABILITIES — (0.8)%		(94,932,088)
TOTAL NET ASSETS — 100.0%		$12,028,613,584

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	444,751,556	CHF	408,860,106	Morgan Stanley	3/31/22	$(4,984,414)
USD	516,716,680	EUR	456,634,938	Goldman Sachs & Co.	3/31/22	(4,111,555)
JPY	401,159,925	USD	3,531,749	Bank of America N.A.	3/31/22	(41,632)
USD	81,778,600	JPY	9,279,213,255	Bank of America N.A.	3/31/22	1,048,846
USD	2,852,677	JPY	325,983,915	Bank of America N.A.	3/31/22	16,596
						$(8,072,159)

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $210,992,589. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $271,477,286, which represented 2.3% of total net assets. Of these securities, 0.6% of total net assets were deemed illiquid under policies approved by the Board of Directors.
(4)Equity-linked debt security. The aggregated value of these securities at the period end was $200,235,893, which represented 1.7% of total net assets.
(5)The rate indicated is the yield to maturity at purchase.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $219,330,336, which includes securities collateral of $112,639,652.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Auto Components	—	42,842,492	—
Automobiles	—	46,197,222	—
Chemicals	298,771,971	109,854,995	—
Diversified Telecommunication Services	311,716,094	36,951,276	—
Food and Staples Retailing	287,946,845	102,932,161	—
Food Products	284,254,367	190,596,586	—
Oil, Gas and Consumable Fuels	493,462,966	116,918,643	—
Personal Products	—	214,377,404	—
Pharmaceuticals	610,151,822	298,393,845	—
Other Industries	6,382,232,638	—	—
Preferred Stocks	—	1,121,225,824	—
Convertible Bonds	—	392,856,057	—
Convertible Preferred Stocks	145,211,677	62,158,668	—
Exchange-Traded Funds	144,814,100	—	—
Corporate Bonds	—	22,428,759	—
Temporary Cash Investments	35,453,812	265,104,764	—
Temporary Cash Investments - Securities Lending Collateral	106,690,684	—	—
	9,100,706,976	3,022,838,696	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,065,442	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	9,137,601	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2021 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$105,799	—	$736	$(15,395)	$89,668	7,914	$239	$6,925
ONE Gas, Inc.	238,361	$2,152	920	922	240,515	3,100	1,404	5,368
	$344,160	$2,152	$1,656	$(14,473)	$330,183	11,014	$1,643	$12,293
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.